Share-Based Compensation Plans - Summary of Average Value of Inputs to the Model (Detail) - Equity Based Compensation Plan [Member] € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) yr € / shares	Dec. 31, 2024 EUR (€) yr € / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Dividend yield		11.04%
Risk-free interest rate		2.80%
Expected life of options | yr		3
Share price at inception | € / shares		€ 5.26
Top of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Dividend yield	8.50%
Risk-free interest rate	1.96%
Expected life of options | yr	2.61
Share price at inception | € / shares	€ 3.16
Fair value per option/share	€ 1,520	€ 4,230
Total expected cost for each plan	€ 280	4,950
Bottom of range [member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Dividend yield	22.02%
Risk-free interest rate	2.21%
Expected life of options | yr	3.33
Share price at inception | € / shares	€ 6.6
Fair value per option/share	€ 7,940	3,830
Total expected cost for each plan	€ 2,010	€ 1,870